UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        The Arrott Building
                401 Wood Street, Suite 1300
                Pittsburgh, PA  15222-1824

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           David R. Fallgren
Title:          Compliance
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  David R. Fallgren       Pittsburgh, Pennsylvania        May 12, 2003

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         64

Form 13F Information Table Value Total:         $464,058,173

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

Aldila Inc.                  Com    014384101       125,096     81,231  Sole                 0    81,231
Amer West Hldg Corp. Cl. B   Com    023657208       522,750    255,000  Sole                 0   255,000
AngloGold                    Com    356142208     1,002,264     33,210  Sole                 0    33,210
AOL Time Warner              Com    00184A105     9,521,103    876,713  Sole           761,700   115,013
Artesyn Technologies Inc.    Com    043127109     4,375,408  1,411,422  Sole         1,404,922     6,500
Barrick Gold Corp.           Com    067901108       811,174     52,132  Sole                 0    52,132
Bell South Corp.             Com    079860102    15,824,734    730,260  Sole           428,000   302,260
BJ's Wholesale Club          Com    05548J106    12,847,818  1,136,975  Sole           670,400   466,575
Borders Group Inc.           Com    099709107     3,065,920    208,566  Sole                 0   208,566
Cal Dive International       Com    127914109     4,610,560    256,000  Sole                 0   256,000
California Amplifier Inc.    Com    129900106       802,005    210,500  Sole           210,500         0
Capital One Financial        Com    14040H105    14,751,416    491,550  Sole           338,300   153,250
Ceragon Networks Ltd         Com    M22013102     1,439,480  1,028,200  Sole         1,028,200         0
Citigroup Inc.               Com    172967101    17,058,727    495,173  Sole           293,700   201,473
Citrix Systems               Com    177376100       650,104     49,400  Sole                 0    49,400
Cold Metal Products          Com    192861102             0    229,845  Sole                 0   229,845
Cole National Corp.          Com    193290103    11,485,638  1,276,182  Sole           349,650   926,532
Cooper Tire & Rubber         Com    216831107     9,452,686    774,810  Sole           306,100   468,710
Cross Country Inc.           Com    22748P105     3,517,850    305,900  Sole           239,800    66,100
Cytec Industries Inc.        Com    232820100     4,909,119    176,270  Sole                 0   176,270
Dawson Geophysical           Com    239359102     3,528,046    500,432  Sole                 0   500,432
Ditech Communications        Com    25500M103     3,417,192  1,377,900  Sole         1,128,800   249,100
Dycom Industries             Com    267475101     4,177,969    404,450  Sole                 0   404,450
Emcee Broadcast Products Inc Com    268650108             0    596,700  Sole           596,700         0
Enpro Industries             Com    29355X107       220,887     55,499  Sole                 0    55,499
Fairchild Semiconductor      Com    303726103    13,316,626  1,273,100  Sole           723,200   549,900
Fastnet Corp.                Com    311877104        26,320    131,600  Sole           131,600         0
Federal National Mortgage As Com    313586109    17,677,632    270,507  Sole           218,850    51,657
First Avenue Networks Inc.   Com    31865X106     1,466,691  4,859,327  Sole         3,692,621 1,166,706
Globespan Virata             Com    37957V106     3,057,075    679,350  Sole                 0   679,350
Goodrich Corporation         Com    382388106    10,827,857    770,118  Sole           350,000   420,118
Gundle/SLT Environmental Inc Com    402809107     5,541,534    584,550  Sole           172,000   412,550
ICN Pharmaceuticals Inc.     Com    448924100       891,000    100,000  Sole           100,000         0
ITSA                         Com    G4984V106           191    191,429  Sole           191,429         0
Loews Corporation            Com    540424108    14,436,311    362,357  Sole           164,800   197,557
Magellan Health Services     Com    559079108        12,487    166,489  Sole                 0   166,489
Massey Energy                Com    576206106    13,036,393  1,386,850  Sole           756,100   630,750
Merck & Co.                  Com    589331107    21,696,989    396,075  Sole           262,700   133,375
Microsemi Corp.              Com    595137100     9,557,708    872,850  Sole           579,800   293,050
Motorola                     Com    620076109     4,551,194    550,992  Sole                 0   550,992
MPS Group                    Com    607830106     3,424,842    656,100  Sole                 0   656,100
Newmont Mining               Com    651639106     4,452,766    170,278  Sole                 0   170,278
Nucentrix Broadband Networks Com    670198100     4,673,940  2,279,971  Sole           990,600 1,289,371
Parthusceva Inc.             Com    70212E106        58,968     18,900  Sole            18,900         0
Payless Shoesource           Com    704379106    13,618,833    870,213  Sole           364,200   506,013
Peak International Ltd.      Com    G69586108     4,483,908  1,245,530  Sole                 0 1,245,530
PNC Financial Services Group Com    693475105    27,599,043    651,228  Sole           451,600   199,628
Proxim Corp.                 Com    744283102         9,000     15,000  Sole                 0    15,000
Reuters Group PLC            Com    76132M102     7,716,420    789,000  Sole           543,300   245,700
RF Monolithics Inc.          Com    74955F106     1,217,256    411,235  Sole            26,600   384,635
Rockford Corp.               Com    77316P101     7,788,777  1,439,700  Sole           703,700   736,000
Sangstat Medical Corp.       Com    801003104    17,294,294  1,762,925  Sole         1,114,950   647,975
Sears Roebuck & Co.          Com    812387108    15,500,798    641,855  Sole           440,600   201,255
Spectrum Control             Com    847615101     6,826,050  1,379,000  Sole           789,800   589,200
Sprint Corporation           Com    852061100    24,510,865  2,086,031  Sole         1,311,000   775,031
Sunrise Telecom              Com    86769Y105        73,370     29,000  Sole            29,000         0
Tektronix                    Com    879131100     4,355,671    253,975  Sole                 0   253,975
Travelers Property Casualty  Com    89420G406       195,944     13,887  Sole                 0    13,887
Tyco International Ltd.      Com    902124106     6,672,411    518,850  Sole           326,500   192,350
United Therapeutics Corp.    Com    91307C102    16,000,065    928,078  Sole           283,100   644,978
UST Inc.                     Com    902911106     9,400,560    340,600  Sole           272,000    68,600
Walt Disney Co.              Com    254687106     8,921,544    524,180  Sole                 0   524,180
Waste Management Inc.        Com    94106L109    14,634,978    690,981  Sole           337,300   353,681
WSFS Financial               Com    929328102    20,413,916    646,010  Sole           222,100   423,910

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